Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
Going concern
2.	Going concern

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern. The going concern basis assumes that assets are realized and liabilities are settled in the ordinary course of business.

For the year ended December 31, 2025, the Group incurred a net loss of approximately US$9.1 million and had net cash used in operating activities of approximately US$5.3 million. As of December 31, 2025, the Group had cash and cash equivalents of approximately US$0.4 million. These conditions raised substantial doubt about the Group’s ability to continue as a going concern.

Management has evaluated these conditions and has developed plans to mitigate the substantial doubt. These plans include, but are not limited to, generating cash flows from the Group’s mining, mining machine resale, rental and hosting businesses, collecting outstanding receivables, including certain receivables collected subsequent to year-end, controlling operating expenses and capital expenditures, liquidating digital assets when necessary, and seeking additional financing through equity or debt financing. As of December 31, 2025, the Group held digital assets of approximately US$7.6 million, which may be liquidated as needed to support the Group’s working capital requirements.

Management believes that the above plans, if successfully implemented, will enable the Group to meet its anticipated working capital requirements and capital expenditure needs for at least the next twelve months from the issuance date of the consolidated financial statements. However, there can be no assurance that the Group will be able to generate sufficient cash flows from operations, liquidate digital assets at favorable prices, or obtain additional financing on acceptable terms, or at all.

The Group has prepared the consolidated financial statements on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.